PLEDGE OF ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PLEDGE OF ASSETS
Property, plant and equipment	¥ 5,191,185	¥ 4,946,338
Right-of-use assets	1,232,491	373,048
Intangible assets	960	757,269
Notes receivable pledged	1,499,260	667,190
Investments in associates	395,610	538,787
Assets pledged as security	8,319,506	7,282,632
Current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	912,000	1,209,000
Non-current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	¥ 5,976,000	¥ 10,265,000